Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 CVR Energy item	Dec. 31, 2011 CVR Energy	Dec. 31, 2010 CVR Energy	Apr. 02, 2013 CVR Energy item	Dec. 31, 2012 Nonunion plan CVR Energy	Apr. 02, 2013 Union plan CVR Energy	Dec. 31, 2012 Union plan CVR Energy	Dec. 31, 2012 Union plan CVR Energy Wynnewood Acquisition
Benefit Plans
Number of defined-contribution 401(k) plans		3			2
Employee contribution limit per calendar year as a percentage of annual salaries		50.00%
Employee contribution limit per calendar year as a percentage of annual income sharing		100.00%
Percentage employer matches of employee's contribution (as a percent)						100.00%	100.00%	100.00%	80.00%
Percentage of eligible compensation, matched by employer						6.00%	6.00%	6.00%	5.00%
Employer contribution each pay period (as a percent)									3.00%
Vesting schedule for employer's matching funds	3 years
Matching contributions made by the company during the year		$ 3.3	$ 1.4	$ 1.3